UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CarVal Investors
Address:  12700 Whitewater Drive, Mtka, MN 55343

13 File Number: 28-12737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:  Brett Stenberg
Title:  Director of Operations
Phone:  952-984-3012
Signature, Place and Date of Signing:
	Minnetonka, MN 55343
      February 10, 2009


Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    4

Form 13F Information Table Value Total:    2492

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D DELTA AIRLINES INC             COMMON STOCK     247361702	     402    35082 SH       SOLE                  35082        0        0
D FOSTER WHEELER LTD COM         COMMON STOCK     G36535139     1052    45000 SH       SOLE                  45000        0        0
D PORTLAND GENERAL ELE CTRIC CO  COMMON STOCK     736508847      433    22223 SH       SOLE                  22223        0        0
D RTI INTL METALS INC  COM STK   COMMON STOCK     74973W107      605    42250 SH       SOLE                  42250        0        0
S REPORT SUMMARY                  4 DATA RECORDS                2492        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED